CAPITAL DISCLOSURES (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2022	Mar. 31, 2022
Capital Disclosures
Payables and accrued expenses	$ 1,400	$ 800
Current assets	17,200	24,800
Shareholders' equity attributable to owners	$ 178,400	$ 121,200